Financial instruments - Additional information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 11,412	$ 12,807	$ 14,027
Provisionally priced receivables	1,155	1,114
Expected unconditional guaranteed royalty payments to be received	146	136
Expected unconditional guaranteed royalty payments to be received, unadjusted	$ 55
Percentage of change in coal spot price	15.00%
Level 3
Disclosure of detailed information about financial instruments [line items]
Percentage of change in coal spot price	15.00%
Increase in carrying value of forward contract due to coal spot price assumptions	$ 15	63
Decrease in carrying value of forward contract due to decrease in spot price	(41)	(53)
Borrowings	4,100	4,200
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Borrowings	4,300	4,400
Level 3 | Aluminium forward contracts embedded in electricity purchase contracts
Disclosure of detailed information about financial instruments [line items]
Long-term embedded derivatives at fair value	178	146
Level 1
Disclosure of detailed information about financial instruments [line items]
Bonds, carrying value	6,700	7,300
Bonds, fair value	7,000	8,700
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 3,916	$ 4,138